Fair Value of Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
(3)
Fair Value Measurements

Various inputs are used to determine the fair value of the Plan’s investments. These inputs are summarized in three broad levels described below:

Level 1 Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2 Inputs to the valuation methodology include:

•
Quoted prices for similar assets or liabilities in active markets;
•
Quoted prices for identical or similar assets or liabilities in inactive markets;
•
Inputs other than quoted prices that are observable for the asset or liability;
•
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for investments measured at fair value. There have been no changes in the methodologies used at December 31, 2025 or 2024.

Mutual Funds: Valued at fair value as determined by quoted market prices, which represents the net asset value of shares held by the Plan at year end and classified within Level 1 of the valuation hierarchy.

Money Market Fund: Money market funds are valued based on the short-term cash component as of the measurement date and classified within Level 2 of the valuation hierarchy as they are not publicly traded.

Berkshire Hathaway Class B Common Stock Fund: The Berkshire Hathaway Class B Common Stock Fund is valued using a quoted active market price which is considered a Level 1 input.

Common Collective Trusts: Common/collective trusts are valued based on the calculated net asset value of the respective investment entity. Although the trusts themselves are not publicly traded, the underlying assets are traded on exchanges and on other markets, and price quotes for the assets held by these trusts are readily available. Additionally, the net asset value per share is determined and published daily and is the basis for current transactions. These investments are classified as Level 2 in the hierarchy.

Vanguard Retirement Savings Trust III: Vanguard Retirement Savings Trust III (“VRSTIII”) invests in fully benefit-responsive investment contracts, including traditional contracts, and wrapper contracts re-bid to determine the replacement cost and underlying bond instruments valued by the Trustee. The net asset value is used as a practical expedient to estimate fair value. The practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported net asset value. Participant redemption from the VRSTIII is permitted on any day that US securities markets are open. Trustee requires a twelve month written notice for plan level liquidation of the VRSTIII. There are no unfunded commitments.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024. The Plan has no investments classified within Level 3 of the valuation hierarchy.

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Money market fund	$—	$276,802	$—	$276,802
Berkshire Hathaway Class B Common Stock Fund	13,806,299	—	—	13,806,299
Mutual funds	437,253,013	—	—	437,253,013
Total investments in the fair value hierarchy	$451,059,312	$276,802	$—	$451,336,114
VRSTIII measured at net asset value (a)				$9,607,422
Total investments, at fair value				$460,943,536

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Money market fund	$—	$296,537	$—	$296,537
Berkshire Hathaway Class B Common Stock Fund	12,636,838	—	—	12,636,838
Mutual funds	193,794,197	—	—	193,794,197
Common/Collective Trusts	—	176,639,823	—	176,639,823
Total investments in the fair value hierarchy	$206,431,035	$176,936,360	$—	$383,367,395
VRSTIII measured at net asset value (a)				$9,961,297
Total investments, at fair value				$393,328,692

(a)
In accordance with U.S. GAAP, investments in VRSTIII that are measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented as Investments at Fair Value in the Statements of Net Assets Available for Benefits.